Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]
Assets
Cash	$ 3,894	$ 3,753
Restricted deposits	31	21
Trade receivables	1,816	1,313
Other receivables	570	570
Inventory	3,543	3,116
Total current assets	9,854	8,773
Restricted deposits	377	347
Property plant and equipment, net	4,743	5,200
Right of use assets	2,673
Intangible assets	5,211	5,983
Total non-current assets	13,004	11,530
Total assets	22,858	20,303
Liabilities
Trade payables	850	1,414
Other payables	3,575	2,178
Total current liabilities	4,425	3,592
Liability in respect of government grants	1,044	895
Lease liability	2,089
Liability in respect of convertible notes and warrants	3,698
Other long-term liabilities		244
Total non-current liabilities	6,831	1,139
Total liabilities	11,256	4,731
Equity
Share capital	6,441	3,291
Share premium and capital reserves	65,202	63,969
Treasury shares	(1,509)	(1,509)
Presentation currency translation reserve	1,431	1,431
Accumulated loss	(59,963)	(51,610)
Total equity	11,602	15,572
Total liabilities and equity	$ 22,858	$ 20,303

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.